Offerings - Offering: 1	Nov. 13, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	103,225
Proposed Maximum Offering Price per Unit	7.75
Maximum Aggregate Offering Price	$ 799,993.75
Fee Rate	0.01381%
Amount of Registration Fee	$ 110.48
Offering Note	The amount registered consists of up to 103,225 shares of common stock, par value $0.01 per share (the "Common Stock"), of Elicio Therapeutics, Inc. (the "Registrant"), issuable upon the exercise of outstanding warrants. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers such an indeterminate amount of Common Stock as may become issuable to prevent dilution resulting from share splits, share dividends and similar events.